NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 22, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2013
Description of stock split	15.04 to one stock split
Percentage of ownership	100.00%
Debt financing		$ 1,345,000	$ 500,000	$ 960,000
Additional debt financing		$ 650,000
Bio Pharma [Member]
Percentage of ownership	100.00%